SCHEDULE OF FINANCIAL LIABILITIES (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)	$ 306,389	$ 157,705	$ 40,241
Long term loan and unpaid interest (Note 12)	$ 49,886	85,107	135,971	$ 192,651
Financial liabilities		242,812	176,212
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)		157,705	40,241
Long term loan and unpaid interest (Note 12)		46,680	47,740
Financial liabilities		204,385	87,981
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)		38,427	49,241
Financial liabilities		38,427	49,241
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)			38,990
Financial liabilities			38,990
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)
Financial liabilities
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)
Financial liabilities